Segment information (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Segment Results

The following table presents Aegon’s segment results.

Income statement - Underlying earnings	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO
2017
Underlying earnings before tax	1,381	520	116	67	4	49	136	(170)	-	2,103	61	2,163
Fair value items	170	30	(82)	-	-	-	-	24	-	142	(97)	45
Realized gains / (losses) on investments	157	184	62	1	-	4	3	-	-	413	(5)	408
Impairment charges	(38)	(27)	-	(2)	-	(1)	-	(3)	-	(71)	-	(71)
Impairment reversals	22	10	-	-	-	-	-	-	-	32	-	32
Other income / (charges)	(353)	296	40	-	-	(19)	(49)	16	-	(68)	(4)	(72)
Run-off businesses	30	-	-	-	-	-	-	-	-	30	-	30
Income / (loss) before tax	1,369	1,013	137	66	4	33	90	(134)	-	2,579	(44)	2,534
Income tax (expense) / benefit	198	(196)	(56)	(9)	(6)	(28)	(42)	29	-	(110)	44	(65)
Net income / (loss)	1,567	818	81	57	(2)	5	48	(105)	-	2,469	-	2,469
Inter-segment underlying earnings	(78)	(111)	(87)	(11)	(1)	(1)	214	73

Revenues
2017
Life insurance gross premiums	7,437	1,857	9,603	411	208	983	-	7	(9)	20,498	(546)	19,952
Accident and health insurance	2,115	203	32	1	83	97	-	-	-	2,531	(20)	2,511
General insurance	-	148	-	216	103	-	-	1	(1)	466	(103)	363
Total gross premiums	9,553	2,208	9,635	628	394	1,080	-	8	(10)	23,496	(670)	22,826
Investment income	3,368	2,172	1,517	49	37	246	4	295	(291)	7,396	(58)	7,338
Fee and commission income	1,919	326	235	43	17	63	609	-	(221)	2,991	(189)	2,802
Other revenues	5	-	-	-	3	1	-	4	-	13	(5)	7
Total revenues	14,844	4,706	11,387	720	450	1,390	613	308	(522)	33,895	(922)	32,973
Inter-segment revenues	-	(1)	-	-	-	3	222	298

Income statement - Underlying earnings	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO
2016
Underlying earnings before tax	1,249	534	59	55	8	21	149	(162)	-	1,913	48	1,960
Fair value items	(521)	(228)	(7)	-	(1)	(9)	-	(74)	-	(840)	(72)	(912)
Realized gains / (losses) on investments	(13)	189	153	-	(1)	8	3	-	-	340	(6)	334
Impairment charges	(72)	(29)	-	1	-	(1)	(5)	(7)	1	(113)	-	(112)
Impairment reversals	42	17	-	-	-	-	-	-	(1)	58	-	58
Other income / (charges)	(100)	44	(678)	(23)	-	(5)	(2)	(6)	-	(771)	-	(771)
Run-off businesses	54	-	-	-	-	-	-	-	-	54	-	54
Income / (loss) before tax	638	526	(474)	34	6	14	145	(249)	-	641	(31)	610
Income tax (expense) / benefit	(80)	(109)	18	(15)	(8)	(27)	(48)	65	-	(203)	31	(172)
Net income / (loss)	559	418	(456)	19	(2)	(13)	97	(183)	-	438	-	438
Inter-segment underlying earnings	(194)	(95)	(87)	(14)	(1)	74	234	84

Revenues
2016
Life insurance gross premiums	7,363	2,015	9,888	399	191	1,121	-	6	(84)	20,898	(498)	20,400
Accident and health insurance	2,204	210	36	1	73	104	-	(4)	-	2,624	(15)	2,609
General insurance	-	266	-	179	92	-	-	5	(5)	536	(92)	444
Total gross premiums	9,567	2,491	9,924	578	355	1,225	-	7	(89)	24,058	(606)	23,453
Investment income	3,717	2,135	1,661	45	45	232	3	406	(403)	7,841	(54)	7,788
Fee and commission income	1,651	350	95	36	14	61	632	-	(242)	2,596	(188)	2,408
Other revenues	4	-	-	-	2	-	1	3	-	11	(4)	7
Total revenues	14,940	4,976	11,680	659	416	1,517	636	416	(734)	34,507	(852)	33,655
Inter-segment revenues	-	3	-	-	-	79	243	409

Income statement - Underlying earnings	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO
2015
Underlying earnings before tax	1,278	537	(27)	37	12	20	170	(163)	2	1,867	34	1,901
Fair value items	(691)	126	(25)	-	-	7	-	(68)	-	(651)	(59)	(710)
Realized gains / (losses) on investments	(74)	306	103	2	-	7	3	-	-	346	(8)	338
Impairment charges	(43)	(25)	-	(2)	-	-	-	-	-	(70)	(21)	(91)
Impairment reversals	114	5	-	-	-	-	-	-	-	119	-	119
Other income / (charges)	(913)	27	(1,247)	(2)	17	(61)	(1)	-	-	(2,180)	21	(2,159)
Run-off businesses	88	-	-	-	-	-	-	-	-	88	-	88
Income / (loss) before tax	(241)	977	(1,196)	35	29	(27)	172	(230)	2	(482)	(33)	(514)
Income tax (expense) / benefit	6	(223)	268	(11)	(7)	(3)	(50)	71	-	51	33	83
Net income / (loss)	(235)	753	(928)	24	22	(30)	121	(159)	2	(431)	-	(431)
Inter-segment underlying earnings	(220)	(55)	(63)	(14)	-	77	264	10

Revenues
2015
Life insurance gross premiums	7,046	2,240	8,465	477	174	1,713	-	4	(106)	20,013	(431)	19,583
Accident and health insurance	2,266	234	47	1	64	105	-	6	(6)	2,717	(14)	2,703
General insurance	-	473	-	164	80	-	-	2	-	720	(80)	640
Total gross premiums	9,312	2,947	8,512	642	317	1,819	-	13	(112)	23,450	(524)	22,925
Investment income	3,680	2,277	2,331	45	41	194	7	392	(391)	8,576	(51)	8,525
Fee and commission income	1,704	351	98	39	13	62	650	-	(284)	2,633	(195)	2,438
Other revenues	9	-	-	-	2	-	-	7	-	19	(5)	14
Total revenues	14,705	5,575	10,941	726	373	2,076	657	412	(787)	34,677	(775)	33,902
Inter-segment revenues	24	2	-	-	-	101	261	399

Summary of Reconciliation from Underlying Earnings Before Tax to Income Before Tax

The reconciliation from underlying earnings before tax to income before tax, being the most comparable IFRS measure, is presented in the table below. For those items that cannot be directly reconciled to the respective notes, the explanation is provided below the table.

	Note	2017	2016	2015
Underlying earnings before tax		2,103	1,913	1,867

Elimination of share in earnings of joint ventures and associates		61	48	34
Net fair value change of general account financial investments at fair value through profit or loss, other than derivatives	10	(437)	(783)	(571)
Realized gains and losses on financial investments	10	431	327	349
Gains and (losses) on investments in real estate	10	193	70	145
Net fair value change of derivatives	10	(134)	(277)	(29)
Net foreign currency gains and (losses)	10	5	30	(5)
Realized gains and (losses) on repurchased debt	10	1	1	2
Other income	11	540	66	83
Change in valuation of liabilities for insurance contracts	12	(254)	(144)	(602)
Change in valuation of liabilities for investment contracts	12	(19)	(18)	-
Policyholder claims and benefits - Other	12	34	45	17
Commissions and expenses	14	256	75	130
Impairment (charges) reversals	15	(40)	(97)	(1,250)
Other charges	17	(235)	(700)	(774)
Run-off businesses	5	30	54	88
Income / (loss) before tax		2,534	610	(514)

Summary of Other Selected Income Statement Items
Other selected income statement items	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO
2017
Amortization of deferred expenses, VOBA and future servicing rights	336	27	134	55	-	33	-	-	-	586
Depreciation	44	16	28	8	3	1	3	2	-	105
Impairment charges / (reversals) on financial assets, excluding receivables	19	17	-	2	-	-	-	3	-	42
Impairment charges / (reversals) on non-financial assets and receivables	(2)	3	-	-	-	-	-	-	-	-

2016
Amortization of deferred expenses, VOBA and future servicing rights	761	32	177	59	-	32	-	-	2	1,065
Depreciation	38	17	21	9	3	1	-	2	-	89
Impairment charges / (reversals) on financial assets, excluding receivables	35	12	-	(1)	-	1	5	7	-	59
Impairment charges / (reversals) on non-financial assets and receivables	7	(2)	31	(1)	-	-	-	-	-	36

2015
Amortization of deferred expenses, VOBA and future servicing rights	731	39	377	80	-	34	-	-	-	1,261
Depreciation	31	17	23	9	2	1	-	-	-	84
Impairment charges / (reversals) on financial assets, excluding receivables	(68)	20	-	2	21	-	-	-	-	(24)
Impairment charges / (reversals) on non-financial assets and receivables	-	2	1,274	-	-	-	-	-	-	1,275

Summary of Number of Employees
Number of employees	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO
2017
Number of employees - headcount	10,951	3,089	3,435	2,337	610	6,025	1,500	371	28,318
Of which Aegon’s share of employees in joint ventures and associates	549	-	-	-	83	5,702	163	-	6,497

2016
Number of employees - headcount	11,943	4,464	2,673	2,317	600	5,579	1,474	330	29,380
Of which Aegon’s share of employees in joint ventures and associates	561	-	-	-	41	5,186	156	-	5,944

2015
Number of employees - headcount	12,701	4,503	2,478	2,470	534	7,163	1,382	299	31,530
Of which Aegon’s share of employees in joint ventures and associates	545	-	-	-	33	6,780	141	-	7,499

Summary of Assets and Liabilities Per Segment
Summarized assets and liabilities per segment	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO
2017

Assets
Cash and Cash equivalents	548	8,382	317	67	116	71	141	1,125	-	10,768
Assets held for sale	-	-	5,249	-	-	-	-	-	-	5,249
Investments	73,469	53,975	2,011	1,055	720	5,326	157	91	-	136,804
Investments for account of policyholders	102,964	26,697	62,961	1,343	105	-	-	-	(6)	194,063
Investments in joint ventures	6	1,008	-	-	480	118	99	1	-	1,712
Investments in associates	77	74	7	6	-	14	122	8	-	308
Deferred expenses	8,552	76	945	70	1	490	-	-	-	10,135
Other assets	26,628	6,763	1,840	245	72	1,786	101	28,427	(28,979)	36,883
Total assets	212,245	96,975	73,331	2,787	1,494	7,805	620	29,651	(28,985)	395,923

Liabilities
Insurance contracts	68,556	34,379	1,451	624	703	6,696	-	24	(1,615)	110,818
Insurance contracts for account of policyholders	72,501	25,587	22,862	1,109	108	-	-	-	-	122,168
Investment contracts	6,824	9,787	278	52	-	2	-	-	-	16,943
Investment contracts for account of policyholders	30,463	3,255	40,482	234	-	-	-	-	-	74,434
Liabilities held for sale	-	-	5,003	-	-	-	-	-	-	5,003
Other liabilities	19,145	17,400	1,103	365	250	133	218	5,526	(1,684)	42,456
Total liabilities	197,490	90,408	71,178	2,385	1,061	6,830	218	5,550	(3,299)	371,821

Summarized assets and liabilities per segment	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO
2016

Assets
Cash and Cash equivalents	928	7,410	1,010	47	92	271	183	1,407	-	11,347
Assets held for sale	-	-	8,705	-	-	-	-	-	-	8,705
Investments	93,046	53,788	2,236	983	747	5,328	90	85	-	156,303
Investments for account of policyholders	107,341	27,985	66,786	1,418	88	-	-	-	(7)	203,610
Investments in joint ventures	7	877	-	-	495	134	99	-	-	1,614
Investments in associates	95	21	8	2	-	21	125	(1)	-	270
Deferred expenses	9,351	84	1,084	71	1	832	-	-	-	11,423
Other assets	20,725	7,766	1,920	174	77	2,018	109	29,308	(29,946)	32,152
Total assets	231,493	97,931	81,747	2,696	1,500	8,604	607	30,800	(29,952)	425,425

Liabilities
Insurance contracts	75,942	34,900	1,747	558	722	7,466	-	20	(1,785)	119,569
Insurance contracts for account of policyholders	75,328	26,275	18,112	1,126	89	-	-	-	-	120,929
Investment contracts	10,148	9,043	355	24	-	2	-	-	-	19,572
Investment contracts for account of policyholders	32,013	3,160	49,309	292	-	-	-	-	-	84,774
Liabilities held for sale	-	-	8,816	-	-	-	-	-	-	8,816
Other liabilities	21,837	19,445	1,249	318	238	(78)	180	6,438	(2,203)	47,424
Total liabilities	215,268	92,822	79,586	2,318	1,049	7,390	180	6,458	(3,988)	401,084

Summary of Investments
Investments	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO
2017
Shares	567	859	5	54	5	1	2	57	-	1,551
Debt securities	54,535	21,411	1,779	712	646	5,252	9	-	-	84,344
Loans	8,831	30,189	-	275	54	6	-	13	-	39,368
Other financial assets	8,904	21	228	10	-	67	146	20	-	9,395
Investments in real estate	633	1,495	-	4	15	-	-	-	-	2,147
Investments general account	73,469	53,975	2,011	1,055	720	5,326	157	91	-	136,804

Shares	-	9,262	15,856	244	14	-	-	-	(6)	25,370
Debt securities	3,116	13,370	8,125	216	9	-	-	-	-	24,836
Unconsolidated investment funds	99,426	276	33,476	873	81	-	-	-	-	134,132
Other financial assets	422	3,788	4,850	11	1	-	-	-	-	9,072
Investments in real estate	-	-	655	-	-	-	-	-	-	655
Investments for account of policyholders	102,964	26,697	62,961	1,343	105	-	-	-	(6)	194,063

Investments on balance sheet	176,434	80,672	64,972	2,398	825	5,326	157	91	(6)	330,868
Off-balance sheet investments third parties	212,736	1,759	114,906	5,709	528	2,718	143,923	-	(981)	481,297
Total revenue-generating investments	389,170	82,431	179,878	8,107	1,353	8,043	144,079	91	(987)	812,165

Investments
Available-for-sale	59,459	19,841	2,007	756	651	5,299	137	20	-	88,170
Loans	8,831	30,189	-	275	54	6	-	13	-	39,368
Financial assets at fair value through profit or loss	107,511	29,147	62,310	1,363	105	21	20	57	(6)	200,528
Investments in real estate	633	1,495	655	4	15	-	-	-	-	2,801
Total investments on balance sheet	176,434	80,672	64,972	2,398	825	5,326	157	91	(6)	330,868

Investments in joint ventures	6	1,008	-	-	480	118	99	1	-	1,712
Investments in associates	77	74	7	6	-	14	122	8	-	308
Other assets	35,728	15,221	8,352	383	189	2,347	242	29,552	(28,979)	63,034
Consolidated total assets	212,245	96,975	73,331	2,787	1,494	7,805	620	29,651	(28,985)	395,923

Investments	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO
2016
Shares	793	334	84	35	4	-	2	62	-	1,314
Debt securities	70,766	23,741	2,036	633	683	5,310	-	-	-	103,169
Loans	10,820	28,117	-	303	45	18	-	-	-	39,303
Other financial assets	9,924	358	115	10	-	-	88	23	-	10,519
Investments in real estate	743	1,238	-	3	15	-	-	-	-	1,999
Investments general account	93,046	53,788	2,236	983	747	5,328	90	85	-	156,303

Shares	-	9,689	15,503	295	13	-	-	-	(7)	25,492
Debt securities	4,779	15,434	9,847	235	10	-	-	-	-	30,305
Unconsolidated investment funds	102,534	-	36,600	879	64	-	-	-	-	140,077
Other financial assets	27	2,862	4,150	9	1	-	-	-	-	7,049
Investments in real estate	-	-	686	-	-	-	-	-	-	686
Investments for account of policyholders	107,341	27,985	66,786	1,418	88	-	-	-	(7)	203,610

Investments on balance sheet	200,387	81,774	69,021	2,401	834	5,328	90	85	(7)	359,914
Off-balance sheet investments third parties	240,072	952	5,333	3,154	507	2,734	130,889	-	(864)	382,776
Total revenue-generating investments	440,458	82,725	74,354	5,556	1,342	8,061	130,979	85	(871)	742,690

Investments
Available-for-sale	77,918	23,044	2,152	660	687	5,289	87	23	-	109,860
Loans	10,820	28,117	-	303	45	18	-	-	-	39,303
Financial assets at fair value through profit or loss	110,906	29,374	66,183	1,436	88	21	4	62	(7)	208,066
Investments in real estate	743	1,238	686	3	15	-	-	-	-	2,685
Total investments on balance sheet	200,387	81,774	69,021	2,401	834	5,328	90	85	(7)	359,914

Investments in joint ventures	7	877	-	-	495	134	99	-	-	1,614
Investments in associates	95	21	8	2	-	21	125	(1)	-	270
Other assets	31,003	15,260	12,718	293	170	3,122	293	30,715	(29,946)	63,627
Consolidated total assets	231,493	97,931	81,747	2,696	1,500	8,604	607	30,800	(29,952)	425,425